Transactions with related parties (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 26.2	$ 23.9	$ 22.9
Post-employment benefits	2.5	2.4	2.1
Equity-based compensation	80.7	67.3	67.2
Total	109.4	93.6	92.2
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	21.0	19.0	18.0
Post-employment benefits	2.5	2.4	2.1
Equity-based compensation	75.6	61.9	62.2
Total	99.1	83.3	82.3
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	5.2	4.9	4.9
Equity-based compensation	5.1	5.4	5.0
Total	$ 10.3	$ 10.3	$ 9.9